Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Goldman Sachs Trust
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000273514
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Central Government Fund
Class Name	Institutional Shares
Trading Symbol	GCCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Central Government Fund (the “Fund”) for the period of April 20, 2026 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$0Footnote Reference(a)	0.00%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period April 20, 2026 (commencement of operations) through May 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote*	Annualized

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[2]
AssetsNet	$ 5,137,859,963
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$5,137,859,963 # of Portfolio Holdings as of Period End103 Total Net Advisory Fees Paid for the Period$0
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Repurchase Agreements	47.4%
U.S. Treasury Obligations	42.0%
U.S. Government Agency Securities	11.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000240872
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Federal Instruments Fund
Class Name	Class D Shares
Trading Symbol	FIDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[3]
AssetsNet	$ 7,803,648,476
Holdings Count | Holding	311
Advisory Fees Paid, Amount	$ 7,360,931
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$7,803,648,476 # of Portfolio Holdings as of Period End311 Total Net Advisory Fees Paid for the Period$7,360,931
Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	95.3%
U.S. Government Agency Securities	18.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161175
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Federal Instruments Fund
Class Name	Institutional Shares
Trading Symbol	FIRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[4]
AssetsNet	$ 7,803,648,476
Holdings Count | Holding	311
Advisory Fees Paid, Amount	$ 7,360,931
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$7,803,648,476 # of Portfolio Holdings as of Period End311 Total Net Advisory Fees Paid for the Period$7,360,931
Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	95.3%
U.S. Government Agency Securities	18.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161180
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Federal Instruments Fund
Class Name	Capital Shares
Trading Symbol	FIKXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[5]
AssetsNet	$ 7,803,648,476
Holdings Count | Holding	311
Advisory Fees Paid, Amount	$ 7,360,931
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$7,803,648,476 # of Portfolio Holdings as of Period End311 Total Net Advisory Fees Paid for the Period$7,360,931
Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	95.3%
U.S. Government Agency Securities	18.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161177
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Federal Instruments Fund
Class Name	Service Shares
Trading Symbol	FILXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[6]
AssetsNet	$ 7,803,648,476
Holdings Count | Holding	311
Advisory Fees Paid, Amount	$ 7,360,931
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$7,803,648,476 # of Portfolio Holdings as of Period End311 Total Net Advisory Fees Paid for the Period$7,360,931
Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	95.3%
U.S. Government Agency Securities	18.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161178
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Federal Instruments Fund
Class Name	Preferred Shares
Trading Symbol	FIHXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[7]
AssetsNet	$ 7,803,648,476
Holdings Count | Holding	311
Advisory Fees Paid, Amount	$ 7,360,931
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$7,803,648,476 # of Portfolio Holdings as of Period End311 Total Net Advisory Fees Paid for the Period$7,360,931
Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	95.3%
U.S. Government Agency Securities	18.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161176
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Federal Instruments Fund
Class Name	Administration Shares
Trading Symbol	FIOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[8]
AssetsNet	$ 7,803,648,476
Holdings Count | Holding	311
Advisory Fees Paid, Amount	$ 7,360,931
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$7,803,648,476 # of Portfolio Holdings as of Period End311 Total Net Advisory Fees Paid for the Period$7,360,931
Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	95.3%
U.S. Government Agency Securities	18.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161786
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Federal Instruments Fund
Class Name	Cash Management Shares
Trading Symbol	FIWXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$50	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[9]
AssetsNet	$ 7,803,648,476
Holdings Count | Holding	311
Advisory Fees Paid, Amount	$ 7,360,931
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$7,803,648,476 # of Portfolio Holdings as of Period End311 Total Net Advisory Fees Paid for the Period$7,360,931
Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	95.3%
U.S. Government Agency Securities	18.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000166882
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Class A Shares
Trading Symbol	FSOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[10]
AssetsNet	$ 269,135,863,832
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 223,517,678
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$269,135,863,832 # of Portfolio Holdings as of Period End471 Total Net Advisory Fees Paid for the Period$223,517,678
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Repurchase Agreements	58.6%
U.S. Treasury Obligations	21.2%
U.S. Government Agency Securities	19.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000166883
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Class C Shares
Trading Symbol	FSGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$59	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%	[11]
AssetsNet	$ 269,135,863,832
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 223,517,678
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$269,135,863,832 # of Portfolio Holdings as of Period End471 Total Net Advisory Fees Paid for the Period$223,517,678
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Repurchase Agreements	58.6%
U.S. Treasury Obligations	21.2%
U.S. Government Agency Securities	19.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000237844
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Class D Shares
Trading Symbol	GSAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[12]
AssetsNet	$ 269,135,863,832
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 223,517,678
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$269,135,863,832 # of Portfolio Holdings as of Period End471 Total Net Advisory Fees Paid for the Period$223,517,678
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Repurchase Agreements	58.6%
U.S. Treasury Obligations	21.2%
U.S. Government Agency Securities	19.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025196
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Institutional Shares
Trading Symbol	FGTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[13]
AssetsNet	$ 269,135,863,832
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 223,517,678
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$269,135,863,832 # of Portfolio Holdings as of Period End471 Total Net Advisory Fees Paid for the Period$223,517,678
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Repurchase Agreements	58.6%
U.S. Treasury Obligations	21.2%
U.S. Government Agency Securities	19.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025201
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Capital Shares
Trading Symbol	GCGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$17	0.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[14]
AssetsNet	$ 269,135,863,832
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 223,517,678
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$269,135,863,832 # of Portfolio Holdings as of Period End471 Total Net Advisory Fees Paid for the Period$223,517,678
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Repurchase Agreements	58.6%
U.S. Treasury Obligations	21.2%
U.S. Government Agency Securities	19.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025198
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Service Shares
Trading Symbol	FOSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[15]
AssetsNet	$ 269,135,863,832
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 223,517,678
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$269,135,863,832 # of Portfolio Holdings as of Period End471 Total Net Advisory Fees Paid for the Period$223,517,678
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Repurchase Agreements	58.6%
U.S. Treasury Obligations	21.2%
U.S. Government Agency Securities	19.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025199
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Preferred Shares
Trading Symbol	GPGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$14	0.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[16]
AssetsNet	$ 269,135,863,832
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 223,517,678
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$269,135,863,832 # of Portfolio Holdings as of Period End471 Total Net Advisory Fees Paid for the Period$223,517,678
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Repurchase Agreements	58.6%
U.S. Treasury Obligations	21.2%
U.S. Government Agency Securities	19.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025200
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Select Shares
Trading Symbol	GSGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select	$11	0.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[17]
AssetsNet	$ 269,135,863,832
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 223,517,678
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$269,135,863,832 # of Portfolio Holdings as of Period End471 Total Net Advisory Fees Paid for the Period$223,517,678
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Repurchase Agreements	58.6%
U.S. Treasury Obligations	21.2%
U.S. Government Agency Securities	19.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025197
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Administration Shares
Trading Symbol	FOAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[18]
AssetsNet	$ 269,135,863,832
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 223,517,678
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$269,135,863,832 # of Portfolio Holdings as of Period End471 Total Net Advisory Fees Paid for the Period$223,517,678
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Repurchase Agreements	58.6%
U.S. Treasury Obligations	21.2%
U.S. Government Agency Securities	19.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000088802
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Cash Management Shares
Trading Symbol	GVCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$49	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%	[19]
AssetsNet	$ 269,135,863,832
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 223,517,678
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$269,135,863,832 # of Portfolio Holdings as of Period End471 Total Net Advisory Fees Paid for the Period$223,517,678
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Repurchase Agreements	58.6%
U.S. Treasury Obligations	21.2%
U.S. Government Agency Securities	19.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000088803
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Premier Shares
Trading Symbol	GGPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier	$27	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[20]
AssetsNet	$ 269,135,863,832
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 223,517,678
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$269,135,863,832 # of Portfolio Holdings as of Period End471 Total Net Advisory Fees Paid for the Period$223,517,678
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Repurchase Agreements	58.6%
U.S. Treasury Obligations	21.2%
U.S. Government Agency Securities	19.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000088804
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Resource Shares
Trading Symbol	GVRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Resource	$42	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%	[21]
AssetsNet	$ 269,135,863,832
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 223,517,678
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$269,135,863,832 # of Portfolio Holdings as of Period End471 Total Net Advisory Fees Paid for the Period$223,517,678
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Repurchase Agreements	58.6%
U.S. Treasury Obligations	21.2%
U.S. Government Agency Securities	19.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000167141
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Class R6 Shares
Trading Symbol	FGGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[22]
AssetsNet	$ 269,135,863,832
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 223,517,678
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$269,135,863,832 # of Portfolio Holdings as of Period End471 Total Net Advisory Fees Paid for the Period$223,517,678
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Repurchase Agreements	58.6%
U.S. Treasury Obligations	21.2%
U.S. Government Agency Securities	19.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000214495
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Drexel Hamilton Class Shares
Trading Symbol	VETXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Drexel Hamilton	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[23]
AssetsNet	$ 269,135,863,832
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 223,517,678
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$269,135,863,832 # of Portfolio Holdings as of Period End471 Total Net Advisory Fees Paid for the Period$223,517,678
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Repurchase Agreements	58.6%
U.S. Treasury Obligations	21.2%
U.S. Government Agency Securities	19.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000229775
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Loop Class Shares
Trading Symbol	LDIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Loop	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[24]
AssetsNet	$ 269,135,863,832
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 223,517,678
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$269,135,863,832 # of Portfolio Holdings as of Period End471 Total Net Advisory Fees Paid for the Period$223,517,678
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Repurchase Agreements	58.6%
U.S. Treasury Obligations	21.2%
U.S. Government Agency Securities	19.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000229774
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Government Fund
Class Name	Seelaus Class Shares
Trading Symbol	WMNXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Seelaus	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[25]
AssetsNet	$ 269,135,863,832
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 223,517,678
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$269,135,863,832 # of Portfolio Holdings as of Period End471 Total Net Advisory Fees Paid for the Period$223,517,678
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Repurchase Agreements	58.6%
U.S. Treasury Obligations	21.2%
U.S. Government Agency Securities	19.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000240871
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Instruments Fund
Class Name	Class D Shares
Trading Symbol	FRDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[26]
AssetsNet	$ 103,483,776,738
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 91,024,580
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$103,483,776,738 # of Portfolio Holdings as of Period End308 Total Net Advisory Fees Paid for the Period$91,024,580
Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	114.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025309
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Instruments Fund
Class Name	Institutional Shares
Trading Symbol	FTIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[27]
AssetsNet	$ 103,483,776,738
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 91,024,580
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$103,483,776,738 # of Portfolio Holdings as of Period End308 Total Net Advisory Fees Paid for the Period$91,024,580
Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	114.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025314
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Instruments Fund
Class Name	Capital Shares
Trading Symbol	GCIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[28]
AssetsNet	$ 103,483,776,738
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 91,024,580
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$103,483,776,738 # of Portfolio Holdings as of Period End308 Total Net Advisory Fees Paid for the Period$91,024,580
Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	114.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025311
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Instruments Fund
Class Name	Service Shares
Trading Symbol	FYSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[29]
AssetsNet	$ 103,483,776,738
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 91,024,580
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$103,483,776,738 # of Portfolio Holdings as of Period End308 Total Net Advisory Fees Paid for the Period$91,024,580
Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	114.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025312
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Instruments Fund
Class Name	Preferred Shares
Trading Symbol	GPIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[30]
AssetsNet	$ 103,483,776,738
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 91,024,580
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$103,483,776,738 # of Portfolio Holdings as of Period End308 Total Net Advisory Fees Paid for the Period$91,024,580
Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	114.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025313
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Instruments Fund
Class Name	Select Shares
Trading Symbol	GSIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[31]
AssetsNet	$ 103,483,776,738
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 91,024,580
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$103,483,776,738 # of Portfolio Holdings as of Period End308 Total Net Advisory Fees Paid for the Period$91,024,580
Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	114.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025310
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Instruments Fund
Class Name	Administration Shares
Trading Symbol	FRAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[32]
AssetsNet	$ 103,483,776,738
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 91,024,580
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$103,483,776,738 # of Portfolio Holdings as of Period End308 Total Net Advisory Fees Paid for the Period$91,024,580
Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	114.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000088822
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Instruments Fund
Class Name	Cash Management Shares
Trading Symbol	GICXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$50	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[33]
AssetsNet	$ 103,483,776,738
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 91,024,580
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$103,483,776,738 # of Portfolio Holdings as of Period End308 Total Net Advisory Fees Paid for the Period$91,024,580
Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	114.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000088823
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Instruments Fund
Class Name	Premier Shares
Trading Symbol	GIPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[34]
AssetsNet	$ 103,483,776,738
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 91,024,580
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$103,483,776,738 # of Portfolio Holdings as of Period End308 Total Net Advisory Fees Paid for the Period$91,024,580
Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	114.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000229777
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Instruments Fund
Class Name	Loop Class Shares
Trading Symbol	LEIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Loop	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[35]
AssetsNet	$ 103,483,776,738
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 91,024,580
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$103,483,776,738 # of Portfolio Holdings as of Period End308 Total Net Advisory Fees Paid for the Period$91,024,580
Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	114.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000229776
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Instruments Fund
Class Name	Seelaus Class Shares
Trading Symbol	WOMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Seelaus	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[36]
AssetsNet	$ 103,483,776,738
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 91,024,580
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$103,483,776,738 # of Portfolio Holdings as of Period End308 Total Net Advisory Fees Paid for the Period$91,024,580
Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	114.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000260398
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Instruments Fund
Class Name	Token Shares
Trading Symbol	GDTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Token	$9Footnote Reference(a)	0.18%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period June 20, 2025 (commencement of operations) through May 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote*	Annualized

Expenses Paid, Amount	$ 9	[37]
Expense Ratio, Percent	0.18%	[38]
AssetsNet	$ 103,483,776,738
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 91,024,580
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$103,483,776,738 # of Portfolio Holdings as of Period End308 Total Net Advisory Fees Paid for the Period$91,024,580
Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	114.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025302
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Obligations Fund
Class Name	Institutional Shares
Trading Symbol	FTOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[39]
AssetsNet	$ 38,746,870,203
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 39,817,297
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$38,746,870,203 # of Portfolio Holdings as of Period End319 Total Net Advisory Fees Paid for the Period$39,817,297
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Repurchase Agreements	55.1%
U.S. Treasury Obligations	46.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025307
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Obligations Fund
Class Name	Capital Shares
Trading Symbol	GCTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[40]
AssetsNet	$ 38,746,870,203
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 39,817,297
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$38,746,870,203 # of Portfolio Holdings as of Period End319 Total Net Advisory Fees Paid for the Period$39,817,297
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Repurchase Agreements	55.1%
U.S. Treasury Obligations	46.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025304
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Obligations Fund
Class Name	Service Shares
Trading Symbol	FYAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[41]
AssetsNet	$ 38,746,870,203
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 39,817,297
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$38,746,870,203 # of Portfolio Holdings as of Period End319 Total Net Advisory Fees Paid for the Period$39,817,297
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Repurchase Agreements	55.1%
U.S. Treasury Obligations	46.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025305
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Obligations Fund
Class Name	Preferred Shares
Trading Symbol	GPOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[42]
AssetsNet	$ 38,746,870,203
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 39,817,297
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$38,746,870,203 # of Portfolio Holdings as of Period End319 Total Net Advisory Fees Paid for the Period$39,817,297
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Repurchase Agreements	55.1%
U.S. Treasury Obligations	46.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025306
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Obligations Fund
Class Name	Select Shares
Trading Symbol	GSOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[43]
AssetsNet	$ 38,746,870,203
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 39,817,297
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$38,746,870,203 # of Portfolio Holdings as of Period End319 Total Net Advisory Fees Paid for the Period$39,817,297
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Repurchase Agreements	55.1%
U.S. Treasury Obligations	46.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025303
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Obligations Fund
Class Name	Administration Shares
Trading Symbol	FGAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[44]
AssetsNet	$ 38,746,870,203
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 39,817,297
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$38,746,870,203 # of Portfolio Holdings as of Period End319 Total Net Advisory Fees Paid for the Period$39,817,297
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Repurchase Agreements	55.1%
U.S. Treasury Obligations	46.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000088821
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Obligations Fund
Class Name	Cash Management Shares
Trading Symbol	GTOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$50	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[45]
AssetsNet	$ 38,746,870,203
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 39,817,297
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$38,746,870,203 # of Portfolio Holdings as of Period End319 Total Net Advisory Fees Paid for the Period$39,817,297
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Repurchase Agreements	55.1%
U.S. Treasury Obligations	46.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000088819
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Obligations Fund
Class Name	Premier Shares
Trading Symbol	GTPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[46]
AssetsNet	$ 38,746,870,203
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 39,817,297
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$38,746,870,203 # of Portfolio Holdings as of Period End319 Total Net Advisory Fees Paid for the Period$39,817,297
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Repurchase Agreements	55.1%
U.S. Treasury Obligations	46.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000088820
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Obligations Fund
Class Name	Resource Shares
Trading Symbol	GTRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Resource	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[47]
AssetsNet	$ 38,746,870,203
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 39,817,297
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$38,746,870,203 # of Portfolio Holdings as of Period End319 Total Net Advisory Fees Paid for the Period$39,817,297
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Repurchase Agreements	55.1%
U.S. Treasury Obligations	46.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025203
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Solutions Fund
Class Name	Institutional Shares
Trading Symbol	FEDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[48]
AssetsNet	$ 14,572,110,772
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 15,277,708
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$14,572,110,772 # of Portfolio Holdings as of Period End278 Total Net Advisory Fees Paid for the Period$15,277,708
Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	110.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025208
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Solutions Fund
Class Name	Capital Shares
Trading Symbol	GCFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[49]
AssetsNet	$ 14,572,110,772
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 15,277,708
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$14,572,110,772 # of Portfolio Holdings as of Period End278 Total Net Advisory Fees Paid for the Period$15,277,708
Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	110.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025205
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Solutions Fund
Class Name	Service Shares
Trading Symbol	FVSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[50]
AssetsNet	$ 14,572,110,772
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 15,277,708
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$14,572,110,772 # of Portfolio Holdings as of Period End278 Total Net Advisory Fees Paid for the Period$15,277,708
Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	110.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025206
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Solutions Fund
Class Name	Preferred Shares
Trading Symbol	GPFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[51]
AssetsNet	$ 14,572,110,772
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 15,277,708
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$14,572,110,772 # of Portfolio Holdings as of Period End278 Total Net Advisory Fees Paid for the Period$15,277,708
Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	110.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025207
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Solutions Fund
Class Name	Select Shares
Trading Symbol	GSFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[52]
AssetsNet	$ 14,572,110,772
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 15,277,708
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$14,572,110,772 # of Portfolio Holdings as of Period End278 Total Net Advisory Fees Paid for the Period$15,277,708
Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	110.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025204
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Solutions Fund
Class Name	Administration Shares
Trading Symbol	FVAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[53]
AssetsNet	$ 14,572,110,772
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 15,277,708
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$14,572,110,772 # of Portfolio Holdings as of Period End278 Total Net Advisory Fees Paid for the Period$15,277,708
Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	110.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000088805
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Solutions Fund
Class Name	Cash Management Shares
Trading Symbol	GFCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$50	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[54]
AssetsNet	$ 14,572,110,772
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 15,277,708
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$14,572,110,772 # of Portfolio Holdings as of Period End278 Total Net Advisory Fees Paid for the Period$15,277,708
Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	110.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000088806
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Financial Square Treasury Solutions Fund
Class Name	Premier Shares
Trading Symbol	GFPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[55]
AssetsNet	$ 14,572,110,772
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 15,277,708
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$14,572,110,772 # of Portfolio Holdings as of Period End278 Total Net Advisory Fees Paid for the Period$15,277,708
Holdings [Text Block]

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	110.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000273515
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Government Fund Series II
Class Name	Institutional Shares
Trading Symbol	GFGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Government Fund Series II (the “Fund”) for the period of May 11, 2026 to May 31, 2026 (the “Period”). The Fund is a “Feeder Fund” that invests all its assets in a “Master Fund”.
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional	$1Footnote Reference(a)	0.16%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period May 11, 2026 (commencement of operations) through May 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote*	Annualized
Footnote†	The expense table reflects the expenses of both the Feeder Fund and the Master Fund.

Expenses Paid, Amount	$ 1	[56]
Expense Ratio, Percent	0.16%	[57]
AssetsNet	$ 50,108
Advisory Fees Paid, Amount	$ 4
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$50,108 # of Master Fund's Portfolio Holdings as of Period End103 Total Net Advisory Fees Paid for the Period$4
Holdings [Text Block]

Master Fund’s Sector Allocation (%)

Table Summary
Repurchase Agreements	47.4%
U.S. Treasury Obligations	42.0%
U.S. Government Agency Securities	11.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000166000
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Money Market Fund
Class Name	Class A Shares
Trading Symbol	FMEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[58]
AssetsNet	$ 12,522,707,084
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 9,966,022
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$12,522,707,084 # of Portfolio Holdings as of Period End467 Total Net Advisory Fees Paid for the Period$9,966,022
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Commercial Paper and Corporate Obligations	23.7%
Repurchase Agreements	20.0%
Certificate of Deposit	12.9%
Time Deposits	11.7%
U.S. Treasury Obligations	9.3%
Variable Rate Demand Note	9.1%
U.S. Government Agency Securities	5.6%
Variable Rate Obligations	5.5%
Medium Term Notes	2.0%
Non-Financial Company Commercial Paper	0.0%Footnote Reference(a)
Footnote	Description
Footnote(a)	Represents less than 0.05%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000166001
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Money Market Fund
Class Name	Class C Shares
Trading Symbol	FMGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$59	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%	[59]
AssetsNet	$ 12,522,707,084
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 9,966,022
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$12,522,707,084 # of Portfolio Holdings as of Period End467 Total Net Advisory Fees Paid for the Period$9,966,022
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Commercial Paper and Corporate Obligations	23.7%
Repurchase Agreements	20.0%
Certificate of Deposit	12.9%
Time Deposits	11.7%
U.S. Treasury Obligations	9.3%
Variable Rate Demand Note	9.1%
U.S. Government Agency Securities	5.6%
Variable Rate Obligations	5.5%
Medium Term Notes	2.0%
Non-Financial Company Commercial Paper	0.0%Footnote Reference(a)
Footnote	Description
Footnote(a)	Represents less than 0.05%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000240873
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Money Market Fund
Class Name	Class D Shares
Trading Symbol	FMDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[60]
AssetsNet	$ 12,522,707,084
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 9,966,022
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$12,522,707,084 # of Portfolio Holdings as of Period End467 Total Net Advisory Fees Paid for the Period$9,966,022
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Commercial Paper and Corporate Obligations	23.7%
Repurchase Agreements	20.0%
Certificate of Deposit	12.9%
Time Deposits	11.7%
U.S. Treasury Obligations	9.3%
Variable Rate Demand Note	9.1%
U.S. Government Agency Securities	5.6%
Variable Rate Obligations	5.5%
Medium Term Notes	2.0%
Non-Financial Company Commercial Paper	0.0%Footnote Reference(a)
Footnote	Description
Footnote(a)	Represents less than 0.05%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161182
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Money Market Fund
Class Name	Class I Shares
Trading Symbol	FMJXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[61]
AssetsNet	$ 12,522,707,084
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 9,966,022
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$12,522,707,084 # of Portfolio Holdings as of Period End467 Total Net Advisory Fees Paid for the Period$9,966,022
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Commercial Paper and Corporate Obligations	23.7%
Repurchase Agreements	20.0%
Certificate of Deposit	12.9%
Time Deposits	11.7%
U.S. Treasury Obligations	9.3%
Variable Rate Demand Note	9.1%
U.S. Government Agency Securities	5.6%
Variable Rate Obligations	5.5%
Medium Term Notes	2.0%
Non-Financial Company Commercial Paper	0.0%Footnote Reference(a)
Footnote	Description
Footnote(a)	Represents less than 0.05%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000172503
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Money Market Fund
Class Name	Service Shares
Trading Symbol	FHSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[62]
AssetsNet	$ 12,522,707,084
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 9,966,022
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$12,522,707,084 # of Portfolio Holdings as of Period End467 Total Net Advisory Fees Paid for the Period$9,966,022
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Commercial Paper and Corporate Obligations	23.7%
Repurchase Agreements	20.0%
Certificate of Deposit	12.9%
Time Deposits	11.7%
U.S. Treasury Obligations	9.3%
Variable Rate Demand Note	9.1%
U.S. Government Agency Securities	5.6%
Variable Rate Obligations	5.5%
Medium Term Notes	2.0%
Non-Financial Company Commercial Paper	0.0%Footnote Reference(a)
Footnote	Description
Footnote(a)	Represents less than 0.05%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000166002
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Money Market Fund
Class Name	Administration Shares
Trading Symbol	FMKXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[63]
AssetsNet	$ 12,522,707,084
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 9,966,022
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$12,522,707,084 # of Portfolio Holdings as of Period End467 Total Net Advisory Fees Paid for the Period$9,966,022
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Commercial Paper and Corporate Obligations	23.7%
Repurchase Agreements	20.0%
Certificate of Deposit	12.9%
Time Deposits	11.7%
U.S. Treasury Obligations	9.3%
Variable Rate Demand Note	9.1%
U.S. Government Agency Securities	5.6%
Variable Rate Obligations	5.5%
Medium Term Notes	2.0%
Non-Financial Company Commercial Paper	0.0%Footnote Reference(a)
Footnote	Description
Footnote(a)	Represents less than 0.05%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000172501
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Money Market Fund
Class Name	Cash Management Shares
Trading Symbol	FHMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$49	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%	[64]
AssetsNet	$ 12,522,707,084
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 9,966,022
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$12,522,707,084 # of Portfolio Holdings as of Period End467 Total Net Advisory Fees Paid for the Period$9,966,022
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Commercial Paper and Corporate Obligations	23.7%
Repurchase Agreements	20.0%
Certificate of Deposit	12.9%
Time Deposits	11.7%
U.S. Treasury Obligations	9.3%
Variable Rate Demand Note	9.1%
U.S. Government Agency Securities	5.6%
Variable Rate Obligations	5.5%
Medium Term Notes	2.0%
Non-Financial Company Commercial Paper	0.0%Footnote Reference(a)
Footnote	Description
Footnote(a)	Represents less than 0.05%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251956
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt California Money Market Fund
Class Name	Class A Shares
Trading Symbol	INCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[65]
AssetsNet	$ 12,983,183
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 7,416
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$12,983,183 # of Portfolio Holdings as of Period End44 Total Net Advisory Fees Paid for the Period$7,416
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Variable Rate Demand Note	58.7%
Non-Financial Company Commercial Paper	16.1%
U.S. Treasury Obligations	12.3%
Other Municipal Security	7.6%
Tender Option Bond	3.1%
Municipal Bond	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251959
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt California Money Market Fund
Class Name	Class I Shares
Trading Symbol	ICIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[66]
AssetsNet	$ 12,983,183
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 7,416
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$12,983,183 # of Portfolio Holdings as of Period End44 Total Net Advisory Fees Paid for the Period$7,416
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Variable Rate Demand Note	58.7%
Non-Financial Company Commercial Paper	16.1%
U.S. Treasury Obligations	12.3%
Other Municipal Security	7.6%
Tender Option Bond	3.1%
Municipal Bond	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251958
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt California Money Market Fund
Class Name	Service Shares
Trading Symbol	ICSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[67]
AssetsNet	$ 12,983,183
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 7,416
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$12,983,183 # of Portfolio Holdings as of Period End44 Total Net Advisory Fees Paid for the Period$7,416
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Variable Rate Demand Note	58.7%
Non-Financial Company Commercial Paper	16.1%
U.S. Treasury Obligations	12.3%
Other Municipal Security	7.6%
Tender Option Bond	3.1%
Municipal Bond	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251957
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt California Money Market Fund
Class Name	Preferred Shares
Trading Symbol	ICPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$14	0.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[68]
AssetsNet	$ 12,983,183
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 7,416
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$12,983,183 # of Portfolio Holdings as of Period End44 Total Net Advisory Fees Paid for the Period$7,416
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Variable Rate Demand Note	58.7%
Non-Financial Company Commercial Paper	16.1%
U.S. Treasury Obligations	12.3%
Other Municipal Security	7.6%
Tender Option Bond	3.1%
Municipal Bond	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251955
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt California Money Market Fund
Class Name	Administration Shares
Trading Symbol	ICBXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[69]
AssetsNet	$ 12,983,183
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 7,416
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$12,983,183 # of Portfolio Holdings as of Period End44 Total Net Advisory Fees Paid for the Period$7,416
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Variable Rate Demand Note	58.7%
Non-Financial Company Commercial Paper	16.1%
U.S. Treasury Obligations	12.3%
Other Municipal Security	7.6%
Tender Option Bond	3.1%
Municipal Bond	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000166884
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt Money Market Fund
Class Name	Class A Shares
Trading Symbol	FKIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[70]
AssetsNet	$ 4,367,018,850
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 3,260,659
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$4,367,018,850 # of Portfolio Holdings as of Period End248 Total Net Advisory Fees Paid for the Period$3,260,659
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Variable Rate Demand Note	57.1%
Non-Financial Company Commercial Paper	19.3%
Other Municipal Security	7.8%
Tender Option Bond	7.5%
U.S. Treasury Obligations	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000166885
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt Money Market Fund
Class Name	Class C Shares
Trading Symbol	FCYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$59	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%	[71]
AssetsNet	$ 4,367,018,850
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 3,260,659
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$4,367,018,850 # of Portfolio Holdings as of Period End248 Total Net Advisory Fees Paid for the Period$3,260,659
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Variable Rate Demand Note	57.1%
Non-Financial Company Commercial Paper	19.3%
Other Municipal Security	7.8%
Tender Option Bond	7.5%
U.S. Treasury Obligations	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025210
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt Money Market Fund
Class Name	Class I Shares
Trading Symbol	FTXXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[72]
AssetsNet	$ 4,367,018,850
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 3,260,659
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$4,367,018,850 # of Portfolio Holdings as of Period End248 Total Net Advisory Fees Paid for the Period$3,260,659
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Variable Rate Demand Note	57.1%
Non-Financial Company Commercial Paper	19.3%
Other Municipal Security	7.8%
Tender Option Bond	7.5%
U.S. Treasury Obligations	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025212
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt Money Market Fund
Class Name	Service Shares
Trading Symbol	FESXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[73]
AssetsNet	$ 4,367,018,850
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 3,260,659
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$4,367,018,850 # of Portfolio Holdings as of Period End248 Total Net Advisory Fees Paid for the Period$3,260,659
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Variable Rate Demand Note	57.1%
Non-Financial Company Commercial Paper	19.3%
Other Municipal Security	7.8%
Tender Option Bond	7.5%
U.S. Treasury Obligations	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025213
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt Money Market Fund
Class Name	Preferred Shares
Trading Symbol	GPTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$14	0.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[74]
AssetsNet	$ 4,367,018,850
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 3,260,659
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$4,367,018,850 # of Portfolio Holdings as of Period End248 Total Net Advisory Fees Paid for the Period$3,260,659
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Variable Rate Demand Note	57.1%
Non-Financial Company Commercial Paper	19.3%
Other Municipal Security	7.8%
Tender Option Bond	7.5%
U.S. Treasury Obligations	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025211
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt Money Market Fund
Class Name	Administration Shares
Trading Symbol	FEAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[75]
AssetsNet	$ 4,367,018,850
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 3,260,659
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$4,367,018,850 # of Portfolio Holdings as of Period End248 Total Net Advisory Fees Paid for the Period$3,260,659
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Variable Rate Demand Note	57.1%
Non-Financial Company Commercial Paper	19.3%
Other Municipal Security	7.8%
Tender Option Bond	7.5%
U.S. Treasury Obligations	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251961
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt New York Money Market Fund
Class Name	Class A Shares
Trading Symbol	INBXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[76]
AssetsNet	$ 57,005,858
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 50,460
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$57,005,858 # of Portfolio Holdings as of Period End80 Total Net Advisory Fees Paid for the Period$50,460
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Variable Rate Demand Note	61.6%
Other Municipal Security	13.7%
Non-Financial Company Commercial Paper	7.1%
Tender Option Bond	7.0%
U.S. Treasury Obligations	6.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251964
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt New York Money Market Fund
Class Name	Class I Shares
Trading Symbol	INYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[77]
AssetsNet	$ 57,005,858
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 50,460
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$57,005,858 # of Portfolio Holdings as of Period End80 Total Net Advisory Fees Paid for the Period$50,460
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Variable Rate Demand Note	61.6%
Other Municipal Security	13.7%
Non-Financial Company Commercial Paper	7.1%
Tender Option Bond	7.0%
U.S. Treasury Obligations	6.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251963
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt New York Money Market Fund
Class Name	Service Shares
Trading Symbol	INSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[78]
AssetsNet	$ 57,005,858
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 50,460
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$57,005,858 # of Portfolio Holdings as of Period End80 Total Net Advisory Fees Paid for the Period$50,460
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Variable Rate Demand Note	61.6%
Other Municipal Security	13.7%
Non-Financial Company Commercial Paper	7.1%
Tender Option Bond	7.0%
U.S. Treasury Obligations	6.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251962
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt New York Money Market Fund
Class Name	Preferred Shares
Trading Symbol	INPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$14	0.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[79]
AssetsNet	$ 57,005,858
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 50,460
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$57,005,858 # of Portfolio Holdings as of Period End80 Total Net Advisory Fees Paid for the Period$50,460
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Variable Rate Demand Note	61.6%
Other Municipal Security	13.7%
Non-Financial Company Commercial Paper	7.1%
Tender Option Bond	7.0%
U.S. Treasury Obligations	6.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000251960
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Investor Tax-Exempt New York Money Market Fund
Class Name	Administration Shares
Trading Symbol	INDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[80]
AssetsNet	$ 57,005,858
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 50,460
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$57,005,858 # of Portfolio Holdings as of Period End80 Total Net Advisory Fees Paid for the Period$50,460
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Variable Rate Demand Note	61.6%
Other Municipal Security	13.7%
Non-Financial Company Commercial Paper	7.1%
Tender Option Bond	7.0%
U.S. Treasury Obligations	6.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000264902
Shareholder Report [Line Items]
Fund Name	Stablecoin Reserves Fund
Class Name	Institutional Shares
Trading Symbol	STBXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Stablecoin Reserves Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10Footnote Reference(a)	0.20%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period October 29, 2025 (commencement of operations) through May 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote*	Annualized

Expenses Paid, Amount	$ 10	[81]
Expense Ratio, Percent	0.20%	[82]
AssetsNet	$ 145,906,378
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 59,736
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets as of Period End$145,906,378 # of Portfolio Holdings as of Period End5 Total Net Advisory Fees Paid for the Period$59,736
Holdings [Text Block]

Sector Allocation (%)

Table Summary
Repurchase Agreements	99.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs

[1]	Based on the period April 20, 2026 (commencement of operations) through May 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized
[14]	Annualized
[15]	Annualized
[16]	Annualized
[17]	Annualized
[18]	Annualized
[19]	Annualized
[20]	Annualized
[21]	Annualized
[22]	Annualized
[23]	Annualized
[24]	Annualized
[25]	Annualized
[26]	Annualized
[27]	Annualized
[28]	Annualized
[29]	Annualized
[30]	Annualized
[31]	Annualized
[32]	Annualized
[33]	Annualized
[34]	Annualized
[35]	Annualized
[36]	Annualized
[37]	Based on the period June 20, 2025 (commencement of operations) through May 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
[38]	Annualized
[39]	Annualized
[40]	Annualized
[41]	Annualized
[42]	Annualized
[43]	Annualized
[44]	Annualized
[45]	Annualized
[46]	Annualized
[47]	Annualized
[48]	Annualized
[49]	Annualized
[50]	Annualized
[51]	Annualized
[52]	Annualized
[53]	Annualized
[54]	Annualized
[55]	Annualized
[56]	Based on the period May 11, 2026 (commencement of operations) through May 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
[57]	Annualized
[58]	Annualized
[59]	Annualized
[60]	Annualized
[61]	Annualized
[62]	Annualized
[63]	Annualized
[64]	Annualized
[65]	Annualized
[66]	Annualized
[67]	Annualized
[68]	Annualized
[69]	Annualized
[70]	Annualized
[71]	Annualized
[72]	Annualized
[73]	Annualized
[74]	Annualized
[75]	Annualized
[76]	Annualized
[77]	Annualized
[78]	Annualized
[79]	Annualized
[80]	Annualized
[81]	Based on the period October 29, 2025 (commencement of operations) through May 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
[82]	Annualized